Related Party Transactions - Schedule of Due From Related Parties (Details) - USD ($)	Dec. 31, 2018	Mar. 31, 2018	Mar. 31, 2017
Due from related parties	$ 340,445	$ 382,384	$ 119,488
Restatement Adjustment [Member]
Due from related parties		382,384
Masteryasia (M) Sdn Bhd [Member]
Due from related parties	255,194	295,697	114,932
Masteryasia (M) Sdn Bhd [Member] | Restatement Adjustment [Member]
Due from related parties		295,697
Quest Consulting Ltd [Member]
Due from related parties	19,315	21,991	34
Quest Consulting Ltd [Member] | Restatement Adjustment [Member]
Due from related parties		21,991
Castlefield Realty International Holdings Sdn Bhd [Member]
Due from related parties	65,762	64,696	$ 4,522
Castlefield Realty International Holdings Sdn Bhd [Member] | Restatement Adjustment [Member]
Due from related parties		64,696
Human Resource Development Sdn Bhd [Member]
Due from related parties	365
Human Resource Development Sdn Bhd [Member] | Restatement Adjustment [Member]
Due from related parties
Quest Promotion Sdn Bhd [Member]
Due from related parties	(537)
Quest Promotion Sdn Bhd [Member] | Restatement Adjustment [Member]
Due from related parties
Quest Management Consulting (Shanghai) Co. Ltd [Member]
Due from related parties	$ 346
Quest Management Consulting (Shanghai) Co. Ltd [Member] | Restatement Adjustment [Member]
Due from related parties